JPMorgan International Equity Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Australia — 2.6%
BHP Group Ltd.	599	16,573
BHP Group Ltd.	2,322	63,534
Woodside Energy Group Ltd.	193	4,376
Woodside Petroleum Ltd.	1,261	28,477
		112,960
Austria — 0.7%
Erste Group Bank AG	1,193	30,259
Belgium — 1.1%
KBC Group NV	885	46,330
China — 0.7%
Tencent Holdings Ltd.	742	28,689
Denmark — 5.6%
Carlsberg A/S, Class B	350	45,225
Coloplast A/S, Class B	249	29,154
Genmab A/S *	93	33,153
Novo Nordisk A/S, Class B	913	106,392
Orsted A/S (a)	258	29,985
		243,909
Finland — 0.7%
Kone OYJ, Class B	614	28,062
France — 16.5%
AXA SA	2,287	52,698
BNP Paribas SA	1,023	48,346
Capgemini SE	290	55,395
Kering SA	104	59,644
L'Oreal SA	204	77,020
LVMH Moet Hennessy Louis Vuitton SE	159	110,293
Pernod Ricard SA	247	48,496
Safran SA	401	44,072
TotalEnergies SE	3,054	155,984
Vinci SA	643	61,585
		713,533
Germany — 8.3%
adidas AG	174	30,125
Allianz SE (Registered)	366	66,507
Deutsche Boerse AG	366	63,963
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	242	54,798
RWE AG	1,376	56,618
Symrise AG	377	43,958
Volkswagen AG (Preference)	317	44,758
		360,727
Hong Kong — 3.7%
AIA Group Ltd.	8,934	89,755

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	1,062	48,763
Techtronic Industries Co. Ltd.	1,938	21,505
		160,023
India — 1.1%
HDFC Bank Ltd., ADR	751	47,161
Japan — 14.8%
Bridgestone Corp.	670	26,142
Daikin Industries Ltd.	353	61,944
Hoya Corp.	507	50,757
Keyence Corp.	180	71,460
Kubota Corp.	1,172	19,454
Kyowa Kirin Co. Ltd.	1,538	36,254
Makita Corp.	995	24,314
Nidec Corp.	532	36,985
Recruit Holdings Co. Ltd.	982	36,697
Shin-Etsu Chemical Co. Ltd.	515	66,032
SMC Corp.	82	40,314
Sony Group Corp.	969	82,173
Tokio Marine Holdings, Inc.	869	50,865
Tokyo Electron Ltd.	105	36,106
		639,497
Netherlands — 5.6%
ASML Holding NV (b)	186	106,967
ING Groep NV	3,762	36,542
Shell plc	3,645	97,237
		240,746
Singapore — 2.0%
DBS Group Holdings Ltd.	3,828	87,358
South Africa — 1.1%
Anglo American plc	1,299	46,957
South Korea — 1.9%
Delivery Hero SE * (a) (b)	536	25,842
Samsung Electronics Co. Ltd., GDR (a)	25	29,827
Samsung Electronics Co. Ltd., GDR (a)	23	26,636
		82,305
Spain — 1.6%
Iberdrola SA *	180	1,918
Iberdrola SA	6,317	67,457
		69,375
Sweden — 3.7%
Assa Abloy AB, Class B	1,604	37,900
Atlas Copco AB, Class A	3,749	43,823

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	5,113	45,980
Volvo AB, Class B	1,870	33,565
		161,268
Switzerland — 7.0%
Lonza Group AG (Registered)	96	58,307
Nestle SA (Registered)	1,431	175,419
SGS SA (Registered)	18	43,431
Straumann Holding AG (Registered)	198	26,752
		303,909
Taiwan — 1.1%
Sea Ltd., ADR *	135	10,333
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	434	38,359
		48,692
United Kingdom — 11.0%
AstraZeneca plc	610	80,301
Diageo plc	2,255	106,809
Haleon plc *	3,685	13,096
Linde plc	166	50,361
London Stock Exchange Group plc	550	53,645
Persimmon plc	1,288	29,704
Prudential plc	3,260	40,210
RELX plc	2,420	71,841
Smith & Nephew plc	2,165	27,754
		473,721
United States — 7.1%
Ferguson plc	365	45,941
GSK plc	2,948	61,943
Roche Holding AG	416	137,940
Schneider Electric SE	443	61,281
		307,105
Total Common Stocks (Cost $3,861,615)		4,232,586
Short-Term Investments — 2.1%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $72,787)	72,781	72,788
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	14,042	14,035
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	2,561	2,561
Total Investment of Cash Collateral from Securities Loaned (Cost $16,594)		16,596
Total Short-Term Investments (Cost $89,381)		89,384

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.0% (Cost $3,950,996)		4,321,970
Liabilities in Excess of Other Assets — (0.0)% ^		(120)
NET ASSETS — 100.0%		4,321,850

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $16,501.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	9.8%
Insurance	8.2
Banks	7.9
Oil, Gas & Consumable Fuels	6.6
Machinery	4.9
Beverages	4.6
Textiles, Apparel & Luxury Goods	4.6
Semiconductors & Semiconductor Equipment	4.2
Food Products	4.1
Capital Markets	3.9
Chemicals	3.7
Professional Services	3.5
Health Care Equipment & Supplies	3.1
Metals & Mining	2.9
Household Durables	2.6
Building Products	2.3
Electric Utilities	2.3
Electrical Equipment	2.3
Personal Products	2.1
Electronic Equipment, Instruments & Components	1.7
Construction & Engineering	1.4
Life Sciences Tools & Services	1.3
Independent Power and Renewable Electricity Producers	1.3
Technology Hardware, Storage & Peripherals	1.3
IT Services	1.3
Trading Companies & Distributors	1.1
Automobiles	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	2.9
Short-Term Investments	2.1

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,376	$108,584	$—	$112,960
Austria	—	30,259	—	30,259
Belgium	—	46,330	—	46,330
China	—	28,689	—	28,689
Denmark	—	243,909	—	243,909
Finland	—	28,062	—	28,062
France	—	713,533	—	713,533
Germany	—	360,727	—	360,727
Hong Kong	—	160,023	—	160,023
India	47,161	—	—	47,161
Japan	—	639,497	—	639,497
Netherlands	—	240,746	—	240,746

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$—	$87,358	$—	$87,358
South Africa	—	46,957	—	46,957
South Korea	—	82,305	—	82,305
Spain	1,918	67,457	—	69,375
Sweden	—	161,268	—	161,268
Switzerland	—	303,909	—	303,909
Taiwan	48,692	—	—	48,692
United Kingdom	13,096	460,625	—	473,721
United States	—	307,105	—	307,105
Total Common Stocks	115,243	4,117,343	—	4,232,586
Short-Term Investments
Investment Companies	72,788	—	—	72,788
Investment of Cash Collateral from Securities Loaned	16,596	—	—	16,596
Total Short-Term Investments	89,384	—	—	89,384
Total Investments in Securities	$204,627	$4,117,343	$—	$4,321,970
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$123,785	$1,342,690	$1,393,640	$(48)	$1	$72,788	72,781	$320	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	111,000	782,000	878,975	8	2	14,035	14,042	352	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	13,466	1,027,557	1,038,462	—	—	2,561	2,561	120	—
Total	$248,251	$3,152,247	$3,311,077	$(40)	$3	$89,384		$792	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.